Fund Summary
Investment Objective
Morgan Stanley Mortgage Securities Trust seeks a high level of current income.

Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in the Morgan Stanley Funds. More information about these and other discounts is available from your financial adviser and in the "Share Class
Arrangements" section on page 27 of this Prospectus and in the "Purchase,
Redemption and Pricing of Shares" section on page 52 of the Fund's Statement of
Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Morgan Stanley Mortgage Securities Trust	Morgan Stanley Mortgage Securities Trust - A		Morgan Stanley Mortgage Securities Trust - B		Morgan Stanley Mortgage Securities Trust - C		Morgan Stanley Mortgage Securities Trust - I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.25%	[1]	none		none		none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value at redemption)	none	[2]	5.00%	[3]	1.00%	[3]	none
[1]	Reduced for purchases of $25,000 and over.
[2]	Investments that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell your shares within 18 months after purchase, except for certain specific circumstances.
[3]	The Class B CDSC is scaled down to 1.00% during the sixth year, reaching zero thereafter and the Class C CDSC is only applicable if you sell your shares within one year after purchase. See "Share Class Arrangements" for a complete discussion of the CDSC.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Morgan Stanley Mortgage Securities Trust	Morgan Stanley Mortgage Securities Trust - A	Morgan Stanley Mortgage Securities Trust - B	Morgan Stanley Mortgage Securities Trust - C	Morgan Stanley Mortgage Securities Trust - I
Advisory fee	0.47%	0.47%	0.47%	0.47%
Distribution and service (12b-1) fees	0.25%	0.85%	0.85%	none
Other expenses	0.50%	0.50%	0.50%	0.50%
Total annual Fund operating expenses	1.22%	1.82%	1.82%	0.97%

Example
The example below is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund, your investment has a
5% return each year, and the Fund's operating expenses remain the same (except for the ten-year amounts for Class B shares which reflect the conversion to
Class A shares eight years after the end of the calendar month in which the shares were purchased). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If You SOLD Your Shares:
Expense Example Morgan Stanley Mortgage Securities Trust (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Morgan Stanley Mortgage Securities Trust - A	544	796	1,067	1,840
Morgan Stanley Mortgage Securities Trust - B	685	873	1,185	1,980
Morgan Stanley Mortgage Securities Trust - C	285	573	985	2,137
Morgan Stanley Mortgage Securities Trust - I	99	309	536	1,190

If You HELD Your Shares:
Expense Example, No Redemption Morgan Stanley Mortgage Securities Trust (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Morgan Stanley Mortgage Securities Trust - A	544	796	1,067	1,840
Morgan Stanley Mortgage Securities Trust - B	185	573	985	1,980
Morgan Stanley Mortgage Securities Trust - C	185	573	985	2,137
Morgan Stanley Mortgage Securities Trust - I	99	309	536	1,190

Portfolio Turnover
The Fund pays transaction costs when it buys and sells
securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 333% of the average value of its portfolio.

Principal Investment Strategies
The Fund normally invests at least at least 80% of its assets in mortgage-related securities. These mortgage-related securities may include mortgage-backed securities such as mortgage pass-through securities, collateralized mortgage obligations ("CMOs") and stripped mortgage-backed securities ("SMBS"). In making investment decisions, the Fund's "Investment
Adviser," Morgan Stanley Investment Advisors Inc., considers economic developments, interest rate levels and other factors. The Fund is not limited as to the maturities or types of mortgage-backed securities in which it may invest.

One type of mortgage-backed security in which the Fund may invest is a mortgage pass-through security, which represents a participation interest in a pool of residential mortgage loans originated by U.S. governmental or private lenders such as banks. Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments made by the individual borrowers on the pooled mortgage loans. CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities
(collectively "Mortgage Assets"). CMOs are issued in multiple classes and each class has a fixed or floating rate and a stated maturity or final distribution date. Certain classes will have more predictable cash flows than others. The
Fund may invest in any class of CMO. SMBS are derivative multi-class mortgage securities. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the Mortgage
Assets, while the other class receives most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class).

In many cases, the mortgage-backed securities in which the Fund invests will be
U.S. government securities (including zero coupon securities). The Fund also may invest in other U.S. government securities, including, but not limited to, U.S.
Treasury bills, notes and bonds, securities (including mortgage-backed securities) issued by agencies and instrumentalities of the U.S. Government which may or may not be backed by the full faith and credit of the United
States, securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality and securities guaranteed under the Federal Deposit Insurance Corporation ("FDIC") Temporary
Liquidity Guarantee Program or other similar FDIC programs.

The Fund may also invest in asset-backed securities that are rated AAA by S&P,
Moody's or an equivalent rating from any other nationally recognized statistical rating organization.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. In addition to certain mortgage and asset-backed securities, the
Fund's use of derivatives may involve the purchase and sale of futures, options, swaps and other related instruments and techniques. The Fund may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities. These derivative instruments will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Principal Risks
There is no assurance that the Fund will achieve its investment objective and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

• Fixed-Income Securities. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Because the Fund is not limited as to the
maturities of the fixed-income securities in which it may invest, a rise in the general level of interest rates may cause the price of the Fund's portfolio securities to fall substantially.

• Mortgage-Backed Securities. Mortgage-backed securities entail prepayment risk, which generally increases during a period of falling interest rates. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. In addition, the Fund may invest in to-be-announced pass-through mortgage securities, which settle on a delayed delivery basis
("TBAs"). Investments in TBAs may give rise to a form of leverage and may cause the Fund's portfolio turnover rate to appear higher. Leverage may cause the fund to be more volatile than if the Fund had not been leveraged.

• SMBS. Investments in each class of stripped mortgage-backed securities are extremely sensitive to changes in interest rates. IOs tend to decrease in value substantially if interest rates decline and prepayment rates become more rapid.
POs tend to decrease in value substantially if interest rates increase and the rate of prepayment decreases. If the Fund invests in SMBS and interest rates move in a manner not anticipated by Fund management, it is possible that the
Fund could lose all or substantially all of its investment.

• CMOs. CMOs are comprised of various tranches, the expected cash flows on which have varying degrees of predictability as compared with the underlying Mortgage
Assets. The less predictable the cash flow, the higher the yield and the greater the risk. In addition, if the collateral securing CMOs or any third party guarantees are insufficient to make payments, the Fund could sustain a loss.

• U.S. Government Securities. With respect to U.S. government securities that are not backed by the full faith and credit of the U.S. Government, there is the risk that the U.S. Government will not provide financial support to such U.S.
government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Asset-backed securities also have risk characteristics similar to mortgage-backed securities.

• Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Past Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class B shares'
performance from year to year and by showing how the Fund's average annual returns for the one, five and 10 years compared with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other Classes will differ because the Classes have different ongoing fees. The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown. The Fund's returns in the table include the maximum applicable sales charge for each Class and assume you sold your shares at the end of each period (unless otherwise noted). The Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available online at
www.morganstanley.com/im or by calling toll-free (800) 869-NEWS.

Annual Total Returns-Calendar Years

Best Quarter (ended September 30, 2002) : 4.77%
Worst Quarter (ended March 31, 2008) : -4.94%

Average Annual Total Returns For Periods Ended December 31, 2010
Average Annual Total Returns Morgan Stanley Mortgage Securities Trust	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Barclays Capital Mortgage Index	Barclays Capital Mortgage Index (reflects no deduction for fees, expenses or taxes)	[1]	5.37%	6.34%	5.89%
Lipper U.S. Mortgage Funds Index	Lipper U.S. Mortgage Funds Index (reflects no deduction for taxes)	[2]	6.61%	5.48%	5.11%
Morgan Stanley Mortgage Securities Trust - A	Class A: Return Before Taxes		1.39%	1.54%	3.18%
Morgan Stanley Mortgage Securities Trust - B	Class B: Return Before Taxes		0.31%	1.48%	3.05%	[3]
Morgan Stanley Mortgage Securities Trust - B After Taxes on Distributions	Class B: Returns After Taxes on Distributions	[4]	(0.50%)	0.18%	1.62%	[3]
Morgan Stanley Mortgage Securities Trust - B After Taxes on Distributions and Sales	Class B: Returns After Taxes on Distributions and Sale of Fund Shares		0.19%	0.50%	1.75%	[3]
Morgan Stanley Mortgage Securities Trust - C	Class C: Return Before Taxes		4.16%	1.82%	2.95%
Morgan Stanley Mortgage Securities Trust - I	Class I: Return Before Taxes		6.07%	2.66%	3.81%
[1]	The Barclays Capital Mortgage Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). This Index is the Mortgage Backed Securities Fixed Rate component of the Barclays Capital U.S. Aggregate Index. It is not possible to invest directly in an index.
[2]	The Lipper U.S. Mortgage Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper U.S. Mortgage Funds classification. There are currently 10 funds represented in this Index.
[3]	Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. The "Past 10 Years" performance for Class B shares reflects this conversion.
[4]	These returns do not reflect any tax consequences from a sale of your shares at the end of each period, but they do reflect any applicable sales charges on such a sale.

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Fund's other Classes will vary from the Class B shares' returns.
Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	MORGAN STANLEY MORTGAGE SECURITIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0000806564
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 25, 2011
Document Effective Date	dei_DocumentEffectiveDate	Feb 28, 2011
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
Morgan Stanley Mortgage Securities Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Morgan Stanley Mortgage Securities Trust seeks a high level of current income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in the Morgan Stanley Funds. More information about these and other discounts is available from your financial adviser and in the "Share Class
Arrangements" section on page 27 of this Prospectus and in the "Purchase,
Redemption and Pricing of Shares" section on page 52 of the Fund's Statement of
Additional Information ("SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells
securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 333% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	333.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Morgan Stanley Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund, your investment has a
5% return each year, and the Fund's operating expenses remain the same (except for the ten-year amounts for Class B shares which reflect the conversion to
Class A shares eight years after the end of the calendar month in which the shares were purchased). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	If You SOLD Your Shares:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	If You HELD Your Shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund normally invests at least at least 80% of its assets in mortgage-related securities. These mortgage-related securities may include mortgage-backed securities such as mortgage pass-through securities, collateralized mortgage obligations ("CMOs") and stripped mortgage-backed securities ("SMBS"). In making investment decisions, the Fund's "Investment
Adviser," Morgan Stanley Investment Advisors Inc., considers economic developments, interest rate levels and other factors. The Fund is not limited as to the maturities or types of mortgage-backed securities in which it may invest.

One type of mortgage-backed security in which the Fund may invest is a mortgage pass-through security, which represents a participation interest in a pool of residential mortgage loans originated by U.S. governmental or private lenders such as banks. Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments made by the individual borrowers on the pooled mortgage loans. CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities
(collectively "Mortgage Assets"). CMOs are issued in multiple classes and each class has a fixed or floating rate and a stated maturity or final distribution date. Certain classes will have more predictable cash flows than others. The
Fund may invest in any class of CMO. SMBS are derivative multi-class mortgage securities. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the Mortgage
Assets, while the other class receives most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class).

In many cases, the mortgage-backed securities in which the Fund invests will be
U.S. government securities (including zero coupon securities). The Fund also may invest in other U.S. government securities, including, but not limited to, U.S.
Treasury bills, notes and bonds, securities (including mortgage-backed securities) issued by agencies and instrumentalities of the U.S. Government which may or may not be backed by the full faith and credit of the United
States, securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality and securities guaranteed under the Federal Deposit Insurance Corporation ("FDIC") Temporary
Liquidity Guarantee Program or other similar FDIC programs.

The Fund may also invest in asset-backed securities that are rated AAA by S&P,
Moody's or an equivalent rating from any other nationally recognized statistical rating organization.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. In addition to certain mortgage and asset-backed securities, the
Fund's use of derivatives may involve the purchase and sale of futures, options, swaps and other related instruments and techniques. The Fund may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities. These derivative instruments will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

• Fixed-Income Securities. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Because the Fund is not limited as to the
maturities of the fixed-income securities in which it may invest, a rise in the general level of interest rates may cause the price of the Fund's portfolio securities to fall substantially.

• Mortgage-Backed Securities. Mortgage-backed securities entail prepayment risk, which generally increases during a period of falling interest rates. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. In addition, the Fund may invest in to-be-announced pass-through mortgage securities, which settle on a delayed delivery basis
("TBAs"). Investments in TBAs may give rise to a form of leverage and may cause the Fund's portfolio turnover rate to appear higher. Leverage may cause the fund to be more volatile than if the Fund had not been leveraged.

• SMBS. Investments in each class of stripped mortgage-backed securities are extremely sensitive to changes in interest rates. IOs tend to decrease in value substantially if interest rates decline and prepayment rates become more rapid.
POs tend to decrease in value substantially if interest rates increase and the rate of prepayment decreases. If the Fund invests in SMBS and interest rates move in a manner not anticipated by Fund management, it is possible that the
Fund could lose all or substantially all of its investment.

• CMOs. CMOs are comprised of various tranches, the expected cash flows on which have varying degrees of predictability as compared with the underlying Mortgage
Assets. The less predictable the cash flow, the higher the yield and the greater the risk. In addition, if the collateral securing CMOs or any third party guarantees are insufficient to make payments, the Fund could sustain a loss.

• U.S. Government Securities. With respect to U.S. government securities that are not backed by the full faith and credit of the U.S. Government, there is the risk that the U.S. Government will not provide financial support to such U.S.
government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Asset-backed securities also have risk characteristics similar to mortgage-backed securities.

• Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective and you can lose money investing in this Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class B shares'
performance from year to year and by showing how the Fund's average annual returns for the one, five and 10 years compared with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other Classes will differ because the Classes have different ongoing fees. The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown. The Fund's returns in the table include the maximum applicable sales charge for each Class and assume you sold your shares at the end of each period (unless otherwise noted). The Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available online at
www.morganstanley.com/im or by calling toll-free (800) 869-NEWS.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class B shares' performance from year to year and by showing how the Fund's average annual returns for the one, five and 10 years compared with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(800) 869-NEWS
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/im
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown.
Annual Return, Caption	rr_AnnualReturnCaption	Annual Total Returns-Calendar Years
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter (ended September 30, 2002) : 4.77%
Worst Quarter (ended March 31, 2008) : -4.94%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the Fund's other Classes will vary from the Class B shares' returns.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Fund's other Classes will vary from the Class B shares' returns.
Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For Periods Ended December 31, 2010
Morgan Stanley Mortgage Securities Trust | Morgan Stanley Mortgage Securities Trust - A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTGAX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%	[1]
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Advisory fee	rr_ManagementFeesOverAssets	0.47%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.50%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.22%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	544
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	796
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,067
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,840
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	544
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	796
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,067
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,840
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A: Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.39%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.54%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.18%
Morgan Stanley Mortgage Securities Trust | Morgan Stanley Mortgage Securities Trust - B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTGBX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[3]
Advisory fee	rr_ManagementFeesOverAssets	0.47%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.85%
Other expenses	rr_OtherExpensesOverAssets	0.50%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.82%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	685
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	873
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,185
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,980
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	185
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	573
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	985
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,980
Annual Return 2001	rr_AnnualReturn2001	5.69%
Annual Return 2002	rr_AnnualReturn2002	9.09%
Annual Return 2003	rr_AnnualReturn2003	1.03%
Annual Return 2004	rr_AnnualReturn2004	3.00%
Annual Return 2005	rr_AnnualReturn2005	1.71%
Annual Return 2006	rr_AnnualReturn2006	2.84%
Annual Return 2007	rr_AnnualReturn2007	4.56%
Annual Return 2008	rr_AnnualReturn2008	(9.22%)
Annual Return 2009	rr_AnnualReturn2009	6.49%
Annual Return 2010	rr_AnnualReturn2010	5.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.94%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B: Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.31%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.48%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.05%	[4]
Morgan Stanley Mortgage Securities Trust | Morgan Stanley Mortgage Securities Trust - B | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B: Returns After Taxes on Distributions	[5]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.50%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.18%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.62%	[4]
Morgan Stanley Mortgage Securities Trust | Morgan Stanley Mortgage Securities Trust - B | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B: Returns After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.19%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.75%	[4]
Morgan Stanley Mortgage Securities Trust | Morgan Stanley Mortgage Securities Trust - C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTGCX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Advisory fee	rr_ManagementFeesOverAssets	0.47%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.85%
Other expenses	rr_OtherExpensesOverAssets	0.50%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.82%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	285
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	573
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	985
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,137
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	185
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	573
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	985
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,137
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C: Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.16%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.82%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.95%
Morgan Stanley Mortgage Securities Trust | Morgan Stanley Mortgage Securities Trust - I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTGDX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Advisory fee	rr_ManagementFeesOverAssets	0.47%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.50%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.97%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	99
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	309
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	536
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,190
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	99
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	309
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	536
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,190
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I: Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.81%
Morgan Stanley Mortgage Securities Trust | Barclays Capital Mortgage Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Mortgage Index (reflects no deduction for fees, expenses or taxes)	[6]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.37%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.34%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.89%
Morgan Stanley Mortgage Securities Trust | Lipper U.S. Mortgage Funds Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper U.S. Mortgage Funds Index (reflects no deduction for taxes)	[7]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.61%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.48%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.11%

[1]	Reduced for purchases of $25,000 and over.
[2]	Investments that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell your shares within 18 months after purchase, except for certain specific circumstances.
[3]	The Class B CDSC is scaled down to 1.00% during the sixth year, reaching zero thereafter and the Class C CDSC is only applicable if you sell your shares within one year after purchase. See "Share Class Arrangements" for a complete discussion of the CDSC.
[4]	Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. The "Past 10 Years" performance for Class B shares reflects this conversion.
[5]	These returns do not reflect any tax consequences from a sale of your shares at the end of each period, but they do reflect any applicable sales charges on such a sale.
[6]	The Barclays Capital Mortgage Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). This Index is the Mortgage Backed Securities Fixed Rate component of the Barclays Capital U.S. Aggregate Index. It is not possible to invest directly in an index.
[7]	The Lipper U.S. Mortgage Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper U.S. Mortgage Funds classification. There are currently 10 funds represented in this Index.